DISAGGREGATION OF REVENUE	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
NOTE 12 - DISAGGREGATION OF REVENUE

ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue.

The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue. The following table presents our revenue disaggregated by country for the six months ended:

Country	June 30, 2018	June 30, 2017
Belgium	$1,130	$-
Bulgaria	-	3,035
Denmark	186,865	228,448
France	178,382	46,309
Germany	7,955,452	5,168,134
Greece	1,091,495	934,729
Hungary	756,919	122,383
Indonesia	6,607	-
Ireland	928,417	428,763
Italy	264,832	117,367
Jordan	33,133	-
Netherlands	2,648,166	1,457,962
Poland	566,797	254,813
Portugal	-	5,512
Sweden	-	9,652
UK	6,204,122	1,451,340
Total	$20,822,317	$10,228,447